SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	44.00%	52.00%	45.00%
Customer B [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	24.00%	39.00%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	28.00%	52.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	18.00%	15.00%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	16.00%
Customer E [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%
Supplier A [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage	16.00%	20.00%	20.00%
Supplier A [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%	21.00%
Supplier B [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage	14.00%	18.00%
Supplier B [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%	17.00%
Supplier C [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	15.00%	23.00%
Supplier C [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	15.00%